Stock Offering and Stock Repurchase Plans - Additional Information (Detail) (USD $)	6 Months Ended		7 Months Ended	12 Months Ended			13 Months Ended	15 Months Ended	27 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2014	Jun. 30, 2013	Jun. 30, 2014	Dec. 02, 2013	Mar. 23, 2012
Schedule Of Share Repurchase Plan [Line Items]
Stock Repurchase Program, number of shares authorized to be repurchased										762,640	802,780
Stock Repurchase Program, percentage of shares authorized to be repurchased										5.00%	5.00%
Stock Repurchase Program, total cost to repurchase		$ 3,792,000	$ 700,000	$ 4,135,000	$ 4,319,000	$ 8,464,000	$ 700,000	$ 4,654,000	$ 8,088,000
Stock Repurchase Program, shares repurchased, average cost per share	$ 11.48		$ 11.13	$ 10.35			$ 11.13	$ 9.88	$ 10.07
Stock Repurchase Program, number of shares repurchased			62,900	331,680			62,900	471,100	802,780
Common Stock held in Trust			50,916,250	50,916,250					50,916,250
Common Stock held In Trust, percent			70.00%	70.00%					70.00%
Dividends, cash, waived						7,187,000
Dividends, cash				0	0	450,000
Stock Repurchase Program, 2012 [Member]
Schedule Of Share Repurchase Plan [Line Items]
Stock Repurchase Program, total cost to repurchase				$ 3,434,000